LONG-TERM DEBT (Details 3) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 19, 2014	Jun. 30, 2015	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
BORROWINGS
Total Debt		$ 1,180,000	$ 1,200,000	$ 1,182,500	$ 103,000
Less: original issue discount		12,494	11,213	10,769
Senior unsecured notes
BORROWINGS
Debt issuance costs and fees			14,000
Total Debt		$ 350,000	$ 350,000	$ 350,000
Notes stated interest percentage			10.00%
Less: original issue discount			$ (3,800)
Senior unsecured notes | Maximum
BORROWINGS
Maximum additional interest rate		1.00%
Senior credit facility
BORROWINGS
Total Debt					$ 103,000
Registration rights agreement | Senior unsecured notes | Exchange Offer Not Completed Or Shelf Registration Not Effective By December192015 First90 Day Period
BORROWINGS
Maximum additional interest rate	0.25%
Registration rights agreement | Senior unsecured notes | Exchange Offer Not Completed Or Shelf Registration Not Effective By December192015 Each Subsequent90 Day Period Member
BORROWINGS
Maximum additional interest rate	0.25%
Registration rights agreement | Senior unsecured notes | Exchange Offer Not Completed Or Shelf Registration Not Effective By December192015 Each Subsequent90 Day Period Member | Maximum
BORROWINGS
Maximum additional rate per annum increase	1.00%